Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
15.	Cash and cash equivalents

	December 31,
	2021	2020
	£000s	£000s
Cash at bank and in hand	73,537	12,449
Short term bank deposits	-	15,000
Total Cash and cash equivalents	73,537	27,449

Cash at bank comprises balances held by the Group in current and short-term bank deposits with an original maturity of three months or less. The carrying amount of these assets approximates to their fair value.